Other liabilities (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
March 25, 2024 Number of warrants outstanding	5,097,550	5,097,550	2,289,667
May 14 2023 Weighted average remaining contractual life	4 months 13 days
May 14 2023 Exercise price	$ 4.50
March 25 2024 Exercise price	$ 4.50
March 25 2024 Weighted average remaining contractual life	1 year 2 months 23 days
Number of warrants outstanding net	5,097,550
Exercise price net	$ 4.50
Weighted average remaining contractual life net	10 months 2 days
March 25, 2024 [Member]
Statement [Line Items]
March 25, 2024 Number of warrants outstanding	2,289,667
May 24, 2023 [Member]
Statement [Line Items]
March 25, 2024 Number of warrants outstanding	2,807,883